COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended	2 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Feb. 28, 2014 Subsequent Event [Member] USD ($)	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Minimum [Member]	Apr. 30, 2008 Breach Of Contract [Member] USD ($)	Oct. 24, 2012 Breach Of Contract [Member] USD ($)	Dec. 31, 2013 Facilities [Member] USD ($)	Dec. 31, 2012 Facilities [Member] USD ($)	Dec. 31, 2013 Lease Agreement [Member] USD ($)	Dec. 31, 2013 Lease Agreement [Member] ILS	Dec. 31, 2011 Hadasit Medical Research Services and Development Ltd Clinical Agreement Revised [Member] USD ($)
Commitments And Contingencies [Line Items]
Lease Agreement Entry Date									November, 2012	November, 2012
Lease Agreement Term									60 months	60 months
Lease Rental Frequency Of Payments									monthly	monthly
Operating Leases, Rent Expense							$ 129	$ 106	$ 11	40,000
Loss Contingency, Damages Sought, Value					672
Percentage Of Royalty Payments Agreed For Grants			3.50%	3.00%
Grants Underlying Basis	The grant is linked to the exchange rate of the dollar and bears interest of Libor per annum.
Amounts Of Grants Received	942	380
Clinical Trials Revised Agreement Date											Jun. 01, 2011
Payment Agreed Per Patient											32
Aggregate Payment Agreed											773
Monthly Rental Payments Agreed											65
Loss Contingency, Name of Plaintiff					Chapman, Spira & Carson, LLC
Loss Contingency Damages Sought Number Of Shares					400,000
Loss Contingency Damages Sought Number Of Warrants					250,000
Loss Contingency Damages Sought Exercise Price Of Warrants					$ 0.30
Loss Contingency Accrual, at Carrying Value						$ 125